Borrowings (Current) (Details) - Schedule of Borrowings (Current) - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Secured Borrowings
7% Senior secured promissory note			$ 1,000,000
Vehicle loan from financial institution		10,946
Unsecured Borrowings
0% Senior Convertible Notes		3,333,333
Loan from directors	$ 1,637,125	532,960	36,851
Loan from a related party	1,304	1,304	1,304
Loan from others	12,022	10,587
Total	$ 4,759,545	$ 3,889,131	$ 1,038,155